UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin               New York, NY              2/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   51
                                               -------------

Form 13F Information Table Value Total:           $3,742,529
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                 Name

                                                     Form 13F Information Table



           COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ ---------------- ----------- ----------- -------- ---- ----- ----------- ---------   ----------------
                                                               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
............................... ................  ........... .......... ........ .... ..... ............ ........ ....  ......  ....
AMERICA MOVIL SAB DE CV          SPON ADR L SHS   02364W105   152861     2490000 SH          SOLE                2490000   0      0
AMERICAN EXPRESS CO              COM              025816109   167650     3222800 SH          SOLE                3222800   0      0
AMERICAN EXPRESS CO              COM              025816109    35842      689000 SH   CALL   SOLE                 689000   0      0
BAIDU COM INC                    SPON ADR REP A   056752108   194900      500000 SH          SOLE                 500000   0      0
BERKSHIRE HATHAWAY INC DEL       COM NEW          084670108   105209         743 SH          SOLE                    743   0      0
BROADRIDGE FINL SOLUTIONS IN     COM              11133T103   163322     7281401 SH          SOLE                7281401   0      0
COACH INC                        COM              189754104   116510     3810000 SH          SOLE                3810000   0      0
COMPTON PETE CORP                COM              204940100    53209     5745600 SH          SOLE                5745600   0      0
CORUS BANKSHARES INC             COM              220873103     1779      166700 SH          SOLE                 166700   0      0
COVANTA HLDG CORP                COM              22282E102   222533     8045300 SH          SOLE                8045300   0      0
CROCS INC                        COM              227046109    78965     2145200 SH          SOLE                2145200   0      0
DISCOVERY HOLDING CO             CL A COM         25468Y107   190310     7569992 SH          SOLE                7569992   0      0
DOMTAR CORP                      COM              257559104    15380     2000000 SH          SOLE                2000000   0      0
ELONG INC                        SPONSORED ADR    290138205     1723      208035 SH          SOLE                 208035   0      0
EVERGREEN ENERGY INC             COM              30024B104     5939     2675000 SH          SOLE                2675000   0      0
FAIRFAX FINL HLDGS LTD           SUB VTG          303901102    36231      126625 SH          SOLE                 126625   0      0
FEDEX CORP                       COM              31428X106     2229       25000 SH          SOLE                  25000   0      0
FIRST MARBLEHEAD CORP            COM              320771108     3213      210000 SH          SOLE                 210000   0      0
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS   344419106    38750     1015200 SH          SOLE                1015200   0      0
FORMFACTOR INC                   COM              346375108    39555     1195000 SH          SOLE                1195000   0      0
GAFISA S A                       SPONS ADR        362607301     8614      230000 SH          SOLE                 230000   0      0
GOLD RESV INC                    CL A             38068N108    11550     2200000 SH          SOLE                2200000   0      0
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B       400506101   103734     2324300 SH          SOLE                2324300   0      0
GRACE W R & CO DEL NEW           COM              38388F108    13090      500000 SH          SOLE                 500000   0      0
GREENLIGHT CAPITAL RE LTD        CLASS A          G4095J109     4158      200000 SH          SOLE                 200000   0      0
GRUPO TELEVISA SA DE CV          SPON ADR REP ORD 40049J206   163775     6890000 SH          SOLE                6890000   0      0
INDYMAC BANCORP INC              COM              456607100     2761      464000 SH          SOLE                 464000   0      0
ISHARES TR                       DJ US REAL EST   464287739    26280      400000 SH   PUT    SOLE                 400000   0      0
LEVEL 3 COMMUNICATIONS INC       COM              52729N100   201144    66165869 SH          SOLE               66165869   0      0
MACYS INC                        COM              55616P104     8934      345338 SH          SOLE                 345338   0      0
MARTIN MARIETTA MATLS INC        COM              573284106   146417     1104200 SH          SOLE                1104200   0      0
MASTERCARD INC                   CL A             57636Q104   102220      475000 SH          SOLE                 475000   0      0
MICROSOFT CORP                   COM              594918104    54005     1517000 SH          SOLE                1517000   0      0
MICROSOFT CORP                   COM              594918104   138128     3880000 SH   CALL   SOLE                3880000   0      0
NETFLIX INC                      COM              64110L106    17436      655000 SH          SOLE                 655000   0      0
NOVASTAR FINL INC                COM NEW          669947889      156       53900 SH          SOLE                  53900   0      0
NUTRI SYS INC NEW                COM              67069D108    14704      545000 SH          SOLE                 545000   0      0
PACKAGING CORP AMER              COM              695156109    89352     3168500 SH          SOLE                3168500   0      0
PERFECT WORLD CO LTD             SPON ADR REP B   71372U104      418       15000 SH          SOLE                  15000   0      0
PIER 1 IMPORTS INC               COM              720279108    10460     2000000 SH          SOLE                2000000   0      0
SCHWAB CHARLES CORP NEW          COM              808513105   218964     8570000 SH          SOLE                8570000   0      0
SEARS HLDGS CORP                 COM              812350106    70568      691500 SH          SOLE                 691500   0      0
SMURFIT-STONE CONTAINER CORP     COM              832727101    24326     2303600 SH          SOLE                2303600   0      0
STARBUCKS CORP                   COM              855244109   125891     6150000 SH          SOLE                6150000   0      0
STERLITE INDS INDIA LTD          ADS              859737207   103628     3975000 SH          SOLE                3975000   0      0
TARGET CORP                      COM              87612E106   136500     2730000 SH          SOLE                2730000   0      0
TEEKAY CORPORATION               COM              Y8564W103    42036      790000 SH          SOLE                 790000   0      0
THERMO FISHER SCIENTIFIC INC     COM              883556102   122282     2120000 SH          SOLE                2120000   0      0
WAL MART STORES INC              COM              931142103   137609     2895200 SH          SOLE                2895200   0      0
WASHINGTON MUT INC               COM              939322103     1878      138000 SH   PUT    SOLE                 138000   0      0
WEBMD HEALTH CORP                CL A             94770V102    15401      375000 SH          SOLE                 375000   0      0

